RELATED PARTY TRANSACTIONS - PRIVATE PLACEMENT, ADVANCE & PROMISSORY NOTE (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 09, 2019	Apr. 09, 2019	Feb. 26, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Proceeds from issuance of private placement warrants						$ 0	$ 9,111,465	$ 9,111,465
Due from Related Parties				$ 77,389		77,389		77,389
Due to Related Parties				400,000		400,000		400,000
Repayment of promissory note - related party						0	(400,000)	(400,000)
Working Capital Loans, Amount				2,000,000		2,000,000		2,000,000
Monthly fees for office space, administrative support and salaries						37,000		37,000
Fees for services				$ 111,000	$ 111,000	$ 333,000	$ 259,000	$ 370,000
Class A Common Stock
RELATED PARTY TRANSACTIONS
Sale of units per share	$ 12.00	$ 12.00		$ 18.00		$ 18.00		$ 12.00
Private Placement Warrants
RELATED PARTY TRANSACTIONS
Sale of units per share	$ 10.00	$ 10.00						10.00
Proceeds from issuance of private placement warrants	$ 5,684,685
Number of additional private placement warrants sold	74,310	74,310
Warrants exercise price share	$ 1.50	$ 1.50
Underwriting fees	$ 111,465	$ 111,465
Private Placement Warrants | Class A Common Stock
RELATED PARTY TRANSACTIONS
Warrants exercise price share	$ 11.50	$ 11.50						$ 11.50
Number of shares of common stock converted from each warrant				1		1		1
Private Placement Warrants | Acamar Partners Sponsor I LLC (the "Sponsor")
RELATED PARTY TRANSACTIONS
Number of initial public offering units consummated			6,000,000
Sale of units per share			$ 1.50
Proceeds from issuance of private placement warrants			$ 9,000,000